Earnings per share - basic and diluted (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Earnings per share - basic and diluted
Net (loss) earnings, Basic	$ (111,437)	$ 16,034	$ (94,013)	$ 32,568
Net (loss) earnings, Diluted	$ (111,437)	$ 16,034	$ (94,013)	$ 32,568
Weighted average shares outstanding, Basic	201,249,986	202,041,353	201,195,314	196,938,120
Weighted average shares outstanding, Diluted	201,249,986	202,383,167	201,195,314	197,133,344
(Loss) earnings per share, Basic	$ (0.55)	$ 0.08	$ (0.47)	$ 0.17
(Loss) earnings per share, Diluted	$ (0.55)	$ 0.08	$ (0.47)	$ 0.17